Consolidated Statements of Other Comprehensive Income (Parenthetical) - KZT (₸)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Gains (losses) arising during the period, taxes	₸ 0	₸ 0	₸ 0
Reclassification of gains (losses) included in profit or loss, taxes	₸ 0	₸ 0	₸ 0